DEAN WITTER DIVERSIFIED INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1998

                               Two World Trade Center, New York, New York 10048


DEAR SHAREHOLDER:

The fixed-income markets had a mixed performance during the six-month period ended April 30, 1998. The first half of this period was marked by declining interest rates in all of the major bond markets, whereas the second half saw European bond yields stabilize while rates in the United States edged slightly higher.


THE U.S. BOND MARKET

In the United States, the bond market initially benefited from its safe-haven status as global investors sought relief from the ongoing turbulence in the Southeast Asian financial markets. As 1998 began, however, the growing U.S. economy and record-low unemployment ignited fears that inflation might begin to move higher. As a result, yields on three-year U.S. Treasuries increased from their January low of 5.19 percent to 5.60 percent on April 30.


THE GLOBAL BOND SECTOR

Meanwhile, the European bond markets also saw yields moving lower, at first in conjunction with those in the United States, then later in response to the major European countries' reports of ongoing moderate growth with low inflation. Further supporting the European markets, particularly those in the south (e.g., Italy and Spain), was the market's realization that the European Monetary Union and the common European currency, the euro, would be launched on schedule in January 1999. As a result, three-year German government bond yields registered a net decline of 28 basis points (0.28 percent) over the period, while three-year Italian bond yields fell 100 basis points (1 percent).

With the flight into U.S. assets came a further strengthening of the U.S. dollar. This upward move of the U.S. currency also reflected the attractiveness of U.S. money market interest rates to international investors as well as the firmness of the U.S. economy relative to other major economies.

DEAN WITTER DIVERSIFIED INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1998, continued


THE HIGH-YIELD BOND SECTOR

Following some market weakness in 1997's fourth quarter as a result of the emerging market crisis, the high-yield bond sector proceeded to stabilize and recover during the early part of 1998, given the continued strength in the U.S. economy. This strength in the U.S. economy has resulted in solid earnings improvements on the part of many high-yield companies and has provided the fuel for the sharp equity market advance experienced during the period. Many high-yield companies have taken advantage of higher equity valuations to raise equity and strengthen their own balance sheets. The resulting credit quality improvement has helped keep the high-yield market's performance strong relative to that of many of the other fixed-income markets.


PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended April 30, 1998, Dean Witter Diversified Income Trust's Class B shares posted a total return of 2.58 percent, compared to 3.11 percent for the Lehman Brothers Mutual Fund Government/Corporate Intermediate Bond Index and 4.58 for the Lipper Multi-Sector Income Funds Average. For the same period, the Fund's Class A, C and D shares had total returns of 2.90 percent, 2.60 percent and 3.12 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses.

The Global Short-Term Bond Component. Throughout this period, the Fund's global short-term bond component continued its strategy of investing in markets that have attractive values commensurate with low relative risk. This component maintained its overweighting in the United States through January 1998, when market expectations for an Asian-induced economic slowdown began to wane. As the component reduced its U.S. exposure, assets were reallocated to Europe, particularly to the higher-yielding southern countries, to take advantage of the stronger performance of those markets. This component also increased its allocation to New Zealand, which has a significant amount of export exposure to Asia. As its economy slows down from the Asian crisis, its bond market should perform well.

The currency risks associated with the European bond investments were hedged back into the U.S. dollar for most of the six-month period. This tactic effectively protected the Fund's global short-term bond component from the decline in the values of those currencies. In mid April, as Europe began to reflect a strengthening economy, some of these hedges were removed, in order to take advantage of the appreciation of those currencies.

In the months ahead, we anticipate a continuation of the global bond component's strategy of diversification in global markets, with an emphasis on markets that exhibit a stable inflation outlook and improving fiscal discipline. As the advent of the new European Monetary Union approaches, and with the

DEAN WITTER DIVERSIFIED INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1998, continued


formation of the new European Central Bank, we believe there will continue to be a credible anti-inflationary policy in the new united Europe, as well as ongoing pressure on the individual governments to reduce their budget deficits. In addition, we anticipate that global growth will continue to be moderate as the Asian economies slowly recover, allowing the global bond markets to continue to offer compelling value over the months ahead.

The U.S. Government/Mortgage Component. With the decline in interest rates over the past six months, yields on current-coupon 30-year pass-through mortgage-backed securities declined from 7 percent in October 1997 to 6.5 percent in April 1998. Over this period, these securities outperformed similar duration U.S. Treasury issues. In addition, yield spreads between U.S. agency obligations and Treasuries widened considerably during the height of the Asian currency crisis in late 1997. As cash flows permitted, we substantially increased the Fund's exposure to this sector by purchasing both callable and noncallable agency obligations at very attractive levels, thereby enhancing the Fund's prospects for current income and total return.

As of April 30, 1998, 21.8 percent of the Fund's U.S. government/mortgage component was invested in mortgage-backed securities issued by Federal National Mortgage Association (FNMA), Government National Mortgage Association (GNMA) and Federal Home Loan Mortgage Corporation (FHLMC), with coupons of 6.00 percent to 8.50 percent. The component's remaining assets were invested in U.S. agency obligations (9.5 percent) and U.S. Treasuries (10.7 percent).

The High-Yield Corporate Bond Component. As the economy has continued to expand over the past few years, the Fund's high-yield component has tended to concentrate on B-rated issues. In a growing economy one can generally find undervalued upgrade candidates in this sector of the market that provide attractive yields as well as appreciation potential. Given our expectation for ongoing growth in the economy this year, we continue to feel that many of these issues are very attractive investments. However, in light of the lower market yields available today and the potential for a modest correction in the market, we have taken some defensive steps for the high-yield component's portfolio over the past year. These include increasing the component's allocation to the higher-quality end of the market (BB-rated issues or higher). We feel that these holdings will better protect shareholders during a potentially nervous market environment as well as provide the liquidity and portfolio flexibility needed to take advantage of higher, more attractive market yields in the future.

In addition, the Fund's high-yield bond component has sold many of its heavily cyclical positions and is now focused mainly on more-predictable, recession-resistant and growth sectors of the economy such as food and beverages, health care, telecommunications and media and cable. In some of these sectors, such as media and telecommunications, we expect to see continued consolidation, which should bode well for

DEAN WITTER DIVERSIFIED INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1998, continued


many of the Fund's individual holdings. Finally, in keeping with our more defensive posture, we will continue to limit our exposure to the foreign emerging high-yield markets, particularly given the risk associated with the ongoing crisis in many emerging markets.

The one- to two-year outlook for the high-yield market remains positive, with our expectations for continued economic growth and a relatively favorable interest-rate environment. We caution, however, that during this period the possibility exists for another round of investor nervousness in reaction to potential Federal Reserve Board moves or another disruption in emerging markets.

We appreciate your ongoing support of Dean Witter Diversified Income Trust and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited)

     PRINCIPAL
     AMOUNT IN                                                  COUPON     MATURITY
     THOUSANDS                                                   RATE        DATE         VALUE
---------------------------------------------------------------------------------------------------
                    GOVERNMENT & CORPORATE BONDS (96.8%)
                    FOREIGN (23.9%)
                    CANADA (0.8%)
                    Automotive (0.3%)
$           3,250   Speedy Muffler King Inc. ................. 10.875%      10/01/06   $  2,925,000
                                                                                       ------------
                    Entertainment/Gaming & Lodging (0.1%)
            1,000   Plitt Theaters, Inc. ..................... 10.875       06/15/04      1,087,500
                                                                                       ------------
                    Foods & Beverages (0.4%)
            3,500   Sparkling Spring Water -- 144A* .......... 11.50        11/15/07      3,657,500
                                                                                       ------------
                    TOTAL CANADA ...................................................      7,670,000
                                                                                       ------------
                    DENMARK (a) (3.4%)
                    Government Obligation
DKK       214,000   Kingdom of Denmark .......................  9.00        11/15/00     34,418,859
                                                                                       ------------
                    FINLAND (a) (0.5%)
                    Financial
POUND
STERLING    2,800   Finnish Export Credit Corp. ..............  6.75        12/29/00      4,672,471
                                                                                       ------------
                    GERMANY (a) (4.1%)
                    Banks
DEM        16,500   Allgemeine HypothekenBank AG .............  5.75        03/13/00      9,423,977
POUND
STERLING    1,550   Bayerische Hypotheken Bank ...............  6.75        12/30/99      2,572,524
            1,300   Bayerische VereinsBank ...................  7.50        12/27/00      2,207,537
DEM        16,500   Depfa-Bank ...............................  6.00        08/28/00      9,498,413
           16,500   Rheinische HypothekenBank AG .............  5.50        12/20/99      9,371,596
           15,000   Westland Bank ............................  5.75        12/01/00      8,604,010
                                                                                       ------------
                    TOTAL GERMANY ..................................................     41,678,057
                                                                                       ------------
                    ITALY (a) (4.8%)
                    Government Obligations
ITL        1,725 M  Italy Treasury Bond ...................... 10.50        04/01/00      1,074,426
          39,750 M  Italy Treasury Bond ...................... 10.50        11/01/00     25,438,205
          34,925 M  Italy Treasury Bond ......................  9.50        02/01/01     22,106,027
                                                                                       ------------
                    TOTAL ITALY ....................................................     48,618,658
                                                                                       ------------
                    NEW ZEALAND (3.1%)
                    Banks (0.8%)
NZD        15,400   International Bank for Reconstruction
                    & Development ............................  7.00        09/18/00      8,323,824
                                                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited) continued

     PRINCIPAL
     AMOUNT IN                                                    COUPON     MATURITY
     THOUSANDS                                                     RATE        DATE          VALUE
-----------------------------------------------------------------------------------------------------
                    Government Obligation (a) (2.3%)
NZD        40,800   New Zealand Government Bond ................    8.00 %    02/15/01   $ 22,804,382
                                                                                         ------------
                    TOTAL NEW ZEALAND ................................................     31,128,206
                                                                                         ------------
                    SPAIN (3.1%)
                    Government Obligations
ESP          990 M  Spain Treasury Bond (a) ....................    9.40      04/30/99      6,813,781
           3,300 M  Spain Treasury Bond ........................   12.25      03/25/00     24,672,261
                                                                                         ------------
                    TOTAL SPAIN ......................................................     31,486,042
                                                                                         ------------
                    SWEDEN (a) (2.6%)
                    Government Obligation
SEK       183,200   Swedish Treasury Bond ......................   10.25      05/05/00     26,019,862
                                                                                         ------------
                    UNITED KINGDOM (1.5%)
                    Banks (a) (0.5%)
DEM         8,450   Suedwest LB Capital Markets ................    7.00      03/31/00      4,924,903
                                                                                         ------------
                    Financial (a) (0.6%)
POUND
STERLING    3,460   Halifax PLC ................................    8.375     12/15/99      5,883,284
                                                                                         ------------
                    Transportation (0.4%)
$           4,250   Alpha Shipping PLC -- 144A* ................    9.50      02/15/08      4,080,000
                                                                                         ------------
                    TOTAL UNITED KINGDOM .............................................     14,888,187
                                                                                         ------------
                    TOTAL FOREIGN
                    (Identified Cost $240,400,940)....................................    240,580,342
                                                                                         ------------
                    UNITED STATES (72.9%)
                    CORPORATE BONDS (30.9%)
                    Aerospace (0.4%)
            4,000   Sabreliner Corp. (Series B) ................   12.50      04/15/03      4,220,000
                                                                                         ------------
                    Automotive (0.3%)
            3,000   Toyota Motor Credit Corp. ..................   15.00      09/25/98      3,108,990
                                                                                         ------------
                    Broadcast Media (1.6%)
               90   Australis Media Ltd. .......................  15.75 ++    05/15/03          9,031
            4,700   Australis Media Ltd (Units)# ...............  15.75 ++    05/15/03        470,000
            3,100   Echostar DBS Corp. .........................   12.50      07/01/02      3,510,750
            3,000   Paxson Communications Corp. ................   11.625     10/01/02      3,210,000
            5,000   Spanish Broadcasting System, Inc. ..........   12.50      06/15/02      5,750,000
            4,000   TCI Satellite Entertainment Corp. ..........  12.25 ++    02/15/07      2,870,000
                                                                                         ------------
                                                                                           15,819,781
                                                                                         ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited) continued

   PRINCIPAL
   AMOUNT IN                                                  COUPON     MATURITY
   THOUSANDS                                                   RATE        DATE          VALUE
-------------------------------------------------------------------------------------------------
                Business Services (1.5%)
$       5,000   Anacomp, Inc. (Series B) ...................   10.875%    04/01/04   $  5,350,000
        6,750   Comforce Operating Inc. ....................   12.00      12/01/07      7,290,000
        2,000   Xerox Credit Corp. .........................   15.00      06/26/98      2,026,520
                                                                                     ------------
                                                                                       14,666,520
                                                                                     ------------
                Cable & Telecommunications (9.5%)
        2,250   21st Century Telecom Group, Inc. --
                144A* ......................................   12.25++    02/15/08      1,271,250
        3,000   Adelphia Communications Corp.
                (Series B) .................................    9.25      10/01/02      3,105,000
        6,725   Advanced Radio Telecommunication ...........   14.00      02/15/07      7,397,500
        2,700   American Communications Services,
                Inc. .......................................   13.75      07/15/07      3,199,500
        6,500   Clearnet Communications Inc. ...............   14.75++    12/15/05      5,460,000
        2,300   FirstWorld Communication (Units)# --
                144A* ......................................   13.00++    04/15/08      1,178,750
        3,850   FrontierVision Operating Partners L.P.......   11.00      10/15/06      4,254,250
        3,250   FWT Inc. ...................................    9.875     11/15/07      3,120,000
          750   GlobalStar LP/Capital ......................   11.375     02/15/04        770,625
        2,000   Globalstar LP/Capital Corp. ................   10.75      11/01/04      2,020,000
        3,100   GST Equipment Funding Corp. ................   13.25      05/01/07      3,596,000
        4,700   Hyperion Telecommunication, Inc.
                (Series B) .................................   12.25      09/01/04      5,217,000
       28,500   In-Flight Phone Corp. (Series B) (b) .......   14.00++    05/15/02      3,918,750
        7,300   McCaw International Ltd. ...................   13.00++    04/15/07      4,964,000
        3,000   Metronet Communications ....................   12.00      08/15/07      3,450,000
        4,200   Nextel Communications ......................   10.65++    09/15/07      2,824,500
        3,350   NextLink Communications LLC ................   12.50      04/15/06      3,806,437
        4,000   Orbcomm Global LP/Capital ..................   14.00      08/15/04      4,700,000
        3,250   Paging Network, Inc. .......................   10.125     08/01/07      3,416,563
        6,000   Peoples Telephone Co., Inc. ................   12.25      07/15/02      6,360,000
       10,000   Price Communications Cellular
                Holdings ...................................   13.50++    08/01/07      6,925,000
        3,500   Primus Telecommunications Group ............   11.75      08/01/04      3,850,000
        2,800   Triton Communications -- 144A* .............   11.00++    05/01/08      1,655,500
        4,000   USA Mobile Communications Holdings,
                Inc. .......................................   14.00      11/01/04      4,410,000
        1,000   Winstar Communications .....................   14.00++    10/15/05        820,000
        3,250   Winstar Equipment Corp. ....................   12.50      03/15/04      3,648,125
                                                                                     ------------
                                                                                       95,338,750
                                                                                     ------------
                Chemicals (0.3%)
        3,250   Harris Chemical North America, Inc. ........   10.75      10/15/03      3,420,625
                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited) continued

     PRINCIPAL
     AMOUNT IN                                                        COUPON     MATURITY
     THOUSANDS                                                         RATE        DATE          VALUE
---------------------------------------------------------------------------------------------------------
                   Computer Equipment (1.1%)
$          4,250   CHS Electronics Inc. -- 144A* ..................   9.875%      04/15/05   $  4,196,875
           3,000   IBM Credit Corp. ...............................   15.00       02/02/99      3,201,660
           3,250   Unisys Corp. -- (Series B) .....................   12.00       04/15/03      3,672,500
                                                                                             ------------
                                                                                               11,071,035
                                                                                             ------------
                   Consumer Products (0.3%)
           2,500   J.B. Williams Holdings, Inc. ...................   12.00       03/01/04      2,618,750
                                                                                             ------------
                   Electrical & Alarm Systems (0.4%)
           4,230   Mosler, Inc. ...................................   11.00       04/15/03      3,764,700
                                                                                             ------------
                   Entertainment/Gaming & Lodging (4.1%)
           3,250   Argosy Gaming Co. ..............................   13.25       06/01/04      3,672,500
           2,700   Aztar Corp. ....................................   13.75       10/01/04      3,111,750
           4,000   Fitzgerald Gaming Corp. -- 144A* ...............   12.25       12/15/04      4,090,000
           4,000   Lady Luck Gaming Finance Corp. .................   11.875      03/01/01      4,150,000
           5,670   Motels of America, Inc. (Series B) .............   12.00       04/15/04      5,528,250
           3,000   Players International, Inc. ....................   10.875      04/15/05      3,251,250
           3,250   Resort At Summer/Ras Co. -- 144A* ..............   13.00+      12/15/07      3,461,250
           4,000   Riviera Holdings Corp. .........................   10.00       08/15/04      3,980,040
           3,250   Stuart Entertainment, Inc. (Series B) ..........   12.50       11/15/04      2,681,250
           7,000   Walt Disney Co. ................................   15.00       12/14/98      7,390,460
                                                                                             ------------
                                                                                               41,316,750
                                                                                             ------------
                   Finance (2.0%)
           3,500   Cityscape Financial Corp. (Series A) ...........   12.75       06/01/04      1,400,000
ITL        3,000M  General Electric Capital Corp. .................   10.375      06/14/00      1,880,926
$          5,000   General Electric Capital Corp. (Series A)          15.00       01/21/99      5,325,800
           3,000   Household Finance Corp. ........................   15.00       09/25/98      3,105,990
POUND
STERLING   4,675   KFW International Finance (a) ..................    7.625      12/29/00      7,976,319
                                                                                             ------------
                                                                                               19,689,035
                                                                                             ------------
                   Foods & Beverages (2.0%)
$          5,250   Envirodyne Industries, Inc. ....................   10.25       12/01/01      5,289,375
           6,000   General Mills, Inc. ............................   15.00       01/29/99      6,412,560
           3,000   PepsiCo, Inc. ..................................   15.00       08/06/98      3,073,500
          12,125   Specialty Foods Acquisition Corp.
                   (Series B) .....................................   13.00++     08/15/05      5,274,375
                                                                                             ------------
                                                                                               20,049,810
                                                                                             ------------
                   Healthcare (0.8%)
           4,000   Unilab Corp. ...................................   11.00       04/01/06      4,260,000
           7,350   Unison Healthcare Corp. -- 144A* ...............   12.25       11/01/06      3,969,000
                                                                                             ------------
                                                                                                8,229,000
                                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited) continued

   PRINCIPAL
   AMOUNT IN                                                      COUPON      MATURITY
   THOUSANDS                                                       RATE         DATE         VALUE
------------------------------------------------------------------------------------------------------
                Manufacturing (0.3%)
$       3,011   International Semi-Tech
                Microelectronics .............................    11.50++%     08/15/03   $  1,008,685
        2,250   Outsourcing Services Group, Inc. --
                144A* ........................................    10.875       03/01/06      2,317,500
                                                                                          ------------
                                                                                             3,326,185
                                                                                          ------------
                Manufacturing -- Diversified (1.0%)
        5,000   Interlake Corp. ..............................    12.00        11/15/01      5,512,500
        2,800   J.B. Poindexter & Co., Inc. ..................    12.50        05/15/04      2,884,000
        2,588   Jordan Industries, Inc. (Series B) ...........    11.75++      04/01/09      1,695,140
                                                                                          ------------
                                                                                            10,091,640
                                                                                          ------------
                Oil & Gas (1.1%)
        5,000   Texaco Capital, Inc. .........................    15.00        01/13/99      5,314,300
        3,700   TransAmerica Refining Corp. (Units)# --
                144A* ........................................    16.00        06/30/03      3,977,500
        2,000   TransAmerica Refining Corp. (Units)# --
                144A* ........................................    16.00        06/30/03      2,150,000
                                                                                          ------------
                                                                                            11,441,800
                                                                                          ------------
                Publishing (0.3%)
        3,000   American Media Operations, Inc. ..............    11.625       11/15/04      3,247,500
                                                                                          ------------
                Restaurants (1.6%)
       15,756   American Restaurant Group Holdings,
                Inc. -- 144A* (c) ............................     0.00        12/15/05      3,072,401
        3,000   Carrols Corp. ................................    11.50        08/15/03      3,180,000
        4,000   FRD Acquisition Corp. (Series B) .............    12.50        07/15/04      4,420,000
        2,750   Friendly Ice Cream Corp. .....................    10.50        12/01/07      2,928,750
        3,250   Planet Hollywood International --
                144A* ........................................    12.00        04/01/05      3,193,125
                                                                                          ------------
                                                                                            16,794,276
                                                                                          ------------
                Retail (0.3%)
        2,912   Kmart Corp. ..................................    13.50        01/01/09      3,144,960
                                                                                          ------------
                Retail -- Food Chains (1.8%)
        3,750   Big V Supermarkets, Inc. (Series B) ..........    11.00        02/15/04      3,937,500
        1,000   Eagle Food Centers, Inc. .....................     8.625       04/15/00        997,500
        3,000   Mrs. Fields Original -- 144A* ................    10.125       12/01/04      2,992,500
        4,750   Pantry, Inc. .................................    10.25        10/15/07      4,892,500
        1,000   Pueblo Xtra International, Inc. ..............     9.50        08/01/03        975,000
        5,000   Pueblo Xtra International, Inc.
                (Series C) ...................................     9.50        08/01/03      4,875,000
                                                                                          ------------
                                                                                            18,670,000
                                                                                          ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited) continued

   PRINCIPAL
   AMOUNT IN                                                 COUPON      MATURITY
   THOUSANDS                                                  RATE         DATE          VALUE
--------------------------------------------------------------------------------------------------
                Textiles -- Apparel Manufacturers (0.2%)
$       4,000   U.S. Leather, Inc. (d) ................... 10.25 %         07/31/03   $  1,780,000
                                                                                      ------------
                TOTAL CORPORATE BONDS
                (Identified Cost $322,350,160) ....................................    311,810,107
                                                                                      ------------
                MORTGAGE-BACKED SECURITIES (21.8%)
                Federal Home Loan Mortgage Corp. (0.6%)
        3,635    .........................................  7.00          04/01/04--
                                                                          06/01/04       3,688,772
        2,507    .........................................  8.00          10/01/24--
                                                                          06/01/25       2,596,266
                                                                                      ------------
                                                                                         6,285,038
                                                                                      ------------
                Federal National Mortgage Assoc. (11.9%)
        3,371    .........................................  6.00          02/01/11--
                                                                          03/01/11       3,321,152
       37,376    .........................................  6.50          10/01/08--
                                                                          03/01/27      37,291,136
       35,118    .........................................  7.00          08/01/08--
                                                                          03/01/27      35,518,387
       17,858    .........................................  7.50          02/01/22--
                                                                          01/01/27      18,321,305
        9,566    .........................................  8.00          09/01/01--
                                                                          06/01/26       9,846,845
       15,387    .........................................  8.50          07/01/17--
                                                                          05/01/25      16,074,352
                                                                                      ------------
                                                                                       120,373,177
                                                                                      ------------
                Government National Mortgage Assoc. (9.3%)
       18,217    .........................................  6.50          11/20/23--
                                                                          04/20/28      18,021,833
       28,316    .........................................  7.00          12/15/22--
                                                                          11/20/27      28,631,614
       36,563    .........................................  7.50          05/15/17--
                                                                          11/15/26      37,535,347
        6,396    .........................................  8.00          01/15/22--
                                                                          10/15/24       6,635,623
        2,508    .........................................  8.50          08/15/22--
                                                                          12/15/24       2,644,051
                                                                                      ------------
                                                                                        93,468,468
                                                                                      ------------
                TOTAL MORTGAGE-BACKED SECURITIES
                (Identified Cost $215,357,650).....................................    220,126,683
                                                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited) continued

     PRINCIPAL
     AMOUNT IN                                                 COUPON     MATURITY
     THOUSANDS                                                  RATE        DATE         VALUE
--------------------------------------------------------------------------------------------------
                   U.S. GOVERNMENT & AGENCY OBLIGATIONS (20.2%)
                   Federal Home Loan Banks (a) (2.9%)
$          5,000    .......................................... 0.00%       07/02/12   $  1,687,850
           5,000    .......................................... 5.825       11/19/99      5,014,000
           2,520    .......................................... 5.845       01/22/08      2,484,544
DEM        8,900    .......................................... 6.00        08/23/00      5,120,139
$          5,000    .......................................... 6.295       08/15/07      5,093,700
           5,000    .......................................... 6.370       09/25/07      5,121,350
           5,000    .......................................... 6.385       10/23/07      5,127,600
                                                                                      ------------
                                                                                        29,649,183
                                                                                      ------------
          10,000   Federal Home Loan Mortgage
                   Corp. (0.8%) .............................. 0.00        08/15/02      7,826,200
                                                                                      ------------
                   Federal National Mortgage Assoc.(a) (1.6%)
           5,000    .......................................... 5.80        02/22/06      4,940,000
NZD       13,800    .......................................... 7.00        09/26/00      7,438,258
$          6,000   Principal Strip ........................... 0.00        02/12/04--
                                                                           02/01/05      4,067,140
                                                                                      ------------
                                                                                        16,445,398
                                                                                      ------------
          14,000   Financing Corp. (1.0%) .................... 0.00        06/06/01--
                                                                           04/06/06      9,991,470
                                                                                      ------------
          48,632   Resolution Funding Corp. (3.0%) ........... 0.00        04/15/05--
                                                                           10/15/07     30,578,765
                                                                                      ------------
           2,320   Tennesee Valley Authority (0.2%) .......... 0.00        01/15/03      1,765,543
                                                                                      ------------
                   U.S. Treasury Notes (10.7%)
          65,900    .......................................... 5.375       02/15/01     65,509,213
          23,500    .......................................... 6.00        08/15/00     23,691,760
          18,000    .......................................... 6.125       08/15/07     18,481,140
                                                                                      ------------
                                                                                       107,682,113
                                                                                      ------------
                   TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                   (Identified Cost $202,859,239)..................................    203,938,672
                                                                                      ------------
                   TOTAL UNITED STATES
                   (Identified Cost $740,567,049)..................................    735,875,462
                                                                                      ------------
                   TOTAL GOVERNMENT & CORPORATE BONDS
                   (Identified Cost $980,967,989)..................................    976,455,804
                                                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited) continued

   NUMBER OF
    SHARES                                                                                  VALUE
----------------------------------------------------------------------------------------------------
               COMMON STOCKS (e) (0.8%)
               Entertainment/Gaming & Lodging (0.0%)
       2,000   Motels of America, Inc. -- 144A* .....................................   $    110,000
                                                                                        ------------
               Foods & Beverages (0.0%)
     198,750   Specialty Foods Acquisition Corp. -- 144A* ...........................        198,750
                                                                                        ------------
               Healthcare (0.1%)
     292,900   Unigene Laboratories, Inc. ...........................................        805,475
                                                                                        ------------
               Restaurants (0.0%)
       6,000   American Restaurant Group Holdings, Inc. -- 144A* ....................             60
                                                                                        ------------
               Retail (0.7%)
   1,389,850   County Seat Stores, Inc. (c) (f) .....................................      6,644,873
                                                                                        ------------
               TOTAL COMMON STOCKS
               (Identified Cost $9,030,525)..........................................      7,759,158
                                                                                        ------------
               PREFERRED STOCKS (0.2%)
               Oil & Gas (0.1%)
         211   XCL Ltd. (Conv.)+ -- 144A* ...........................................         37,980
       5,000   XCL Ltd. (Units)# (Conv.)+ -- 144A* ..................................        900,000
                                                                                        ------------
                                                                                             937,980
                                                                                        ------------
               Restaurants (e)(0.1%)
       1,500   American Restaurant Group Holdings, Inc. (Units)# -- 144A* ..........       1,515,000
                                                                                        ------------
               TOTAL PREFERRED STOCKS
               (Identified Cost $2,500,000)..........................................      2,452,980
                                                                                        ------------

   NUMBER OF                                                                EXPIRATION
   WARRANTS                                                                    DATE
-------------                                                               ----------
               WARRANTS (e) (0.1%)
               Aerospace (0.0%)
     1,000     Sabreliner Corp. -- 144A* ................................    04/15/03         15,000
                                                                                          ----------
               Cable & Telecommunications (0.1%)
     9,000     Hyperion Telecommunication, Inc. (Series B) -- 144A*......    04/01/01        945,000
     5,300     McCaw International Ltd. -- 144A* ........................    04/15/07          1,325
     3,000     Metronet Communications -- 144A* .........................    08/15/07             30
     4,000     UIH Australia/Pacific Inc. ...............................    05/15/06             40
                                                                                          ----------
                                                                                             946,395
                                                                                          ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited) continued

   NUMBER OF                                                    EXPIRATION
    WARRANTS                                                       DATE          VALUE
-------------------------------------------------------------------------------------------
             Containers (0.0%)
     2,000   Crown Packaging Holdings, Ltd. (Canada) -- 144A*    11/01/03     $         20
                                                                              ------------
             Entertainment/Gaming & Lodging (0.0%)
    10,773   Fitzgeralds Gaming Corp. ........................   12/19/98           48,478
     3,500   Fitzgeralds South Inc. -- 144A* .................   03/15/99               35
     3,250   Resort At Summerlin Corp. -- 144A* ..............   12/15/07               33
                                                                              ------------
                                                                                    48,546
                                                                              ------------
             Retail (0.0%)
     1,500   County Seat Holdings Co. ........................   10/15/98                2
                                                                              ------------
             TOTAL WARRANTS
             (Identified Cost $239,855)..................................        1,009,963
                                                                              ------------


   PRINCIPAL
   AMOUNT IN                                              COUPON     MATURITY
   THOUSANDS                                               RATE        DATE
---------------                                         ---------- ------------
                SHORT-TERM INVESTMENT (0.7%)
                REPURCHASE AGREEMENT
$      7,072    The Bank of New York (dated 04/30/98;
                  proceeds $7,072,845) (g)
                  (Identified Cost $7,071,765) ........     5.50%    05/01/98        7,071,765
                                                                                     ---------

                TOTAL INVESTMENTS
                (Identified Cost $999,810,134) (h)..............         98.6%     994,749,670

                CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES            1.4       14,089,351
                                                                     --------      -----------

                NET ASSETS .....................................        100.0%  $1,008,839,021
                                                                     --------   ==============

---------------------
M       In millions.
*       Resale is restricted to qualified institutional investors.
# Consists of one or more class of securities traded together as a unit; stocks or bonds with attached stocks or warrants.
+       Payment-in-kind security.
++ Currently a zero coupon bond and will pay interest at the rate shown at a future specified date.
(a) Some or all of these securities are segregated in connection with open forward foreign currency contracts and securities purchased on a forward commitment basis.
(b)     Non-income producing securities; issuer in bankruptcy.
(c)     Acquired through exchange offer.
(d)     Non-income producing security; issuer in default.
(e)     Non-income producing securities.
(f) Includes 498,645 shares which are due from the issuer pursuant to a reorganization.
(g) Collateralized by $6,728,755 U.S. Treasury Bill 0% due 10/29/98 valued at $6,558,583 and $468,168 U.S. Treasury Bond 9.125% due 05/15/18
        valued at $654,617.
(h) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $25,746,207 and the aggregate gross unrealized depreciation is $30,806,671, resulting in net unrealized depreciation of $5,060,464.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited) continued

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 1998:

                                                        UNREALIZED
     CONTRACTS          IN EXCHANGE      DELIVERY      APPRECIATION
    TO DELIVER              FOR            DATE       (DEPRECIATION)
------------------   ----------------   ----------   ---------------
  NLG   17,475,000   $   8,567,016      05/13/98       $  (84,659)
  FRF   76,730,000   $  12,632,491      05/18/98         (130,275)
  NZD   13,000,000   $   7,426,250      05/20/98          250,250
  NZD   13,000,000   $   7,436,000      05/20/98          260,000
  DEM   28,700,000   $  16,431,925      06/15/98          405,568
  NLG   33,121,000   $  16,824,732      06/15/98          394,687
  ATS  189,287,230   $  15,050,508      06/30/98           12,555
  DEM   26,900,000   $  15,049,793      06/30/98           16,037
  DEM   14,885,000   $   8,209,696      09/10/98         (140,977)
  FRF  200,014,000   $  32,832,508      09/10/98         (649,163)

  NLG   33,555,000   $  16,422,768      09/10/98         (303,132)
  ATS  161,522,000   $  12,721,072      09/18/98         (170,161)
                                                       ----------
      Net unrealized depreciation ..............       $ (139,270)
                                                       ==========

Currency Abbreviations:
-----------------------

ATS              Austrian Schilling.
POUND STERLING   British Pound.
DKK              Danish Krone.
NLG              Dutch Guilder.
FRF              French Franc.
DEM              German Deutchemark.
ITL              Italian Lira.
NZD              New Zealand Dollar.
ESP              Spanish Peseta.
SEK              Swedish Krona.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
April 30, 1998 (unaudited)

ASSETS:
Investments in securities, at value (identified cost $999,810,134)........  $  994,749,670
Unrealized appreciation on open forward foreign currency contracts .......       1,339,097
Cash (including $613,904 in foreign currency).............................         929,824
Receivable for:
   Interest ..............................................................      19,027,140
   Investments sold ......................................................      16,763,071
   Shares of beneficial interest sold ....................................       2,095,687
   Compensated forward foreign currency contracts ........................       1,149,635
Prepaid expenses .........................................................         107,470
                                                                            --------------
   TOTAL ASSETS ..........................................................   1,036,161,594
                                                                            --------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts .......       1,478,367
Payable for:
   Investments purchased .................................................      20,802,761
   Compensated forward foreign currency contracts ........................       1,889,776
   Shares of beneficial interest repurchased .............................       1,135,422
   Dividends to shareholders .............................................         793,392
   Plan of distribution fee ..............................................         698,213
   Investment management fee .............................................         331,131
Accrued expenses .........................................................         193,511
                                                                            --------------
   TOTAL LIABILITIES .....................................................      27,322,573
                                                                            --------------
   NET ASSETS ............................................................  $1,008,839,021
                                                                            ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..........................................................  $1,045,842,843
Net unrealized depreciation ..............................................      (4,828,037)
Accumulated undistributed net investment income ..........................       1,502,739
Accumulated net realized loss ............................................     (33,678,524)
                                                                            --------------
   NET ASSETS ............................................................  $1,008,839,021
                                                                            ==============
CLASS A SHARES:
Net Assets ...............................................................     $10,889,148
Shares Outstanding (unlimited authorized, $.01 par value).................       1,163,010
   NET ASSET VALUE PER SHARE .............................................           $9.36
                                                                                     =====
   MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 4.44% of net asset value) .....................           $9.78
                                                                                     =====
CLASS B SHARES:
Net Assets ...............................................................    $987,378,095
Shares Outstanding (unlimited authorized, $.01 par value).................     105,452,941
   NET ASSET VALUE PER SHARE .............................................           $9.36
                                                                                     =====
CLASS C SHARES:
Net Assets ...............................................................     $10,254,878
Shares Outstanding (unlimited authorized, $.01 par value).................       1,096,373
   NET ASSET VALUE PER SHARE .............................................           $9.35
                                                                                     =====
CLASS D SHARES:
Net Assets ...............................................................        $316,900
Shares Outstanding (unlimited authorized, $.01 par value).................          33,868
   NET ASSET VALUE PER SHARE .............................................           $9.36
                                                                                     =====

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended April 30, 1998 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME ......................................................  $  43,040,415
                                                                        -------------
EXPENSES
Plan of distribution fee (Class A shares) ............................          9,780
Plan of distribution fee (Class B shares) ............................      4,031,983
Plan of distribution fee (Class C shares) ............................         29,524
Investment management fee ............................................      1,928,870
Transfer agent fees and expenses .....................................        309,441
Registration fees ....................................................         91,566
Custodian fees .......................................................         81,964
Professional fees ....................................................         40,044
Shareholder reports and notices ......................................         34,311
Trustees' fees and expenses ..........................................          9,686
Other ................................................................          8,282
                                                                        -------------
   TOTAL EXPENSES ....................................................      6,575,451
                                                                        -------------
   NET INVESTMENT INCOME .............................................     36,464,964
                                                                        -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments .......................................................    (18,434,567)
   Foreign exchange transactions .....................................        902,029
                                                                        -------------
   NET LOSS ..........................................................    (17,532,538)
                                                                        -------------
Net change in unrealized depreciation on:
   Investments .......................................................      4,936,177
   Translation of forward foreign currency contracts, other assets and
     liabilities denominated in foreign currencies ...................      1,240,027
                                                                        -------------
   NET APPRECIATION ..................................................      6,176,204
                                                                        -------------
   NET LOSS ..........................................................    (11,356,334)
                                                                        -------------
NET INCREASE .........................................................  $  25,108,630
                                                                        =============

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                           FOR THE SIX       FOR THE YEAR
                                                          MONTHS ENDED           ENDED
                                                         APRIL 30, 1998    OCTOBER 31, 1997*
--------------------------------------------------------------------------------------------
                                                           (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................   $   36,464,964     $  66,141,534
Net realized loss ....................................      (17,532,538)       (8,043,772)
Net change in unrealized depreciation ................        6,176,204        (3,943,025)
                                                         --------------     -------------
   NET INCREASE ......................................       25,108,630        54,154,737
                                                         --------------     -------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT
INCOME:
Class A shares .......................................         (345,036)          (58,752)
Class B shares .......................................      (34,620,340)      (79,103,939)
Class C shares .......................................         (264,263)          (41,777)
Class D shares .......................................          (10,705)             (882)
                                                         --------------     -------------
   TOTAL DIVIDENDS ...................................      (35,240,344)      (79,205,350)
                                                         --------------     -------------
Net increase from transactions in shares of beneficial
  interest ...........................................       94,265,948       204,174,498
                                                         --------------     -------------
   NET INCREASE ......................................       84,134,234       179,123,885
NET ASSETS:
Beginning of period ..................................      924,704,787       745,580,902
                                                         --------------     -------------
   END OF PERIOD
   (Including undistributed net investment income of
   $1,502,739 and $278,119, respectively).............   $1,008,839,021     $ 924,704,787
                                                         ==============     =============

---------------------
*  Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Diversified Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to provide a high level of current income and, as a secondary objective, seeks to maximize total return, but only when consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees;
(4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it

DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited) continued


believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.


C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.


D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.


E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.


F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited) continued


G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and
(iii) Class C - up to 0.85% of the average daily net assets of Class C. In the case of Class A

DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited) continued


shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $16,216,729 at April 30, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $5, $707,278, and $3,601, respectively and received $67,822 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 1998 aggregated $727,062,144 and $582,821,899, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $284,151,292 and $284,661,810, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At April 30, 1998, the Fund had transfer agent fees and expenses payable of approximately $5,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,395. At April 30, 1998, the Fund had an accrued pension liability of $34,091 which is included in accrued expenses in the Statement of Assets and Liabilities.


5. FEDERAL INCOME TAX STATUS

At October 31, 1997, the Fund had an approximate net capital loss carryover of $16,314,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:



              AMOUNT IN THOUSANDS
-----------------------------------------------
   2002         2003        2004        2005
   ----         ----        ----        ----
  $3,024       $3,677      $2,482      $7,131
  ======       ======      ======      ======

As of October 31, 1997, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of open forward foreign currency exchange contracts and compensated forward foreign currency exchange contracts.

DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited) continued


6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                  FOR THE SIX                            FOR THE YEAR
                                                  MONTHS ENDED                              ENDED
                                                 APRIL 30, 1998                       OCTOBER 31, 1997*
                                      ------------------------------------   ------------------------------------
                                                  (unaudited)
                                           SHARES              AMOUNT             SHARES              AMOUNT
                                      ----------------   -----------------   ----------------   -----------------
CLASS A SHARES
Sold ..............................          796,551      $    7,494,743            558,411      $    5,262,008
Reinvestment of dividends .........           10,009              93,942              1,750              16,494
Redeemed ..........................         (164,987)         (1,553,296)           (38,724)           (367,538)
                                            --------      --------------            -------      --------------
Net increase - Class A ............          641,573           6,035,389            521,437           4,910,964
                                            --------      --------------            -------      --------------
CLASS B SHARES
Sold ..............................       31,042,280         292,155,862         55,563,733         525,362,254
Reinvestment of dividends .........        1,595,412          14,975,127          3,620,754          34,158,956
Redeemed ..........................      (23,992,522)       (225,681,873)       (38,605,240)       (364,124,514)
                                         -----------      --------------        -----------      --------------
Net increase - Class B ............        8,645,170          81,449,116         20,579,247         195,396,696
                                         -----------      --------------        -----------      --------------
CLASS C SHARES
Sold ..............................          735,969           6,925,768            404,022           3,813,369
Reinvestment of dividends .........           15,522             145,544              2,302              21,713
Redeemed ..........................          (54,242)           (509,819)            (7,200)            (68,099)
                                         -----------      --------------        -----------      --------------
Net increase - Class C ............          697,249           6,561,493            399,124           3,766,983
                                         -----------      --------------        -----------      --------------
CLASS D SHARES
Sold ..............................           24,559             231,320             10,494              99,638
Reinvestment of dividends .........              449               4,211                 23                 217
Redeemed ..........................           (1,657)            (15,581)                --                  --
                                         -----------      --------------        -----------      --------------
Net increase - Class D ............           23,351             219,950             10,517              99,855
                                         -----------      --------------        -----------      --------------
Net increase in Fund ..............       10,007,343      $   94,265,948         21,510,325      $  204,174,498
                                         ===========      ==============        ===========      ==============

---------------
* For Class A, C, and D shares, for the period July 28, 1997 (issue date) through October 31, 1997.


7. PURPOSE OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage its foreign currency exposure or to sell, for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Investment Manager anticipates

DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited) continued


purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may enter into written options on interest rate futures and interest rate futures contracts ("derivative investments").

Forward contracts and derivative instruments involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At April 30, 1998, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions and manage foreign currency exposure.

DEAN WITTER DIVERSIFIED INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE SIX                        FOR THE YEAR ENDED OCTOBER 31
                                                 MONTHS ENDED    ------------------------------------------------------------------
                                               APRIL 30, 1998 ++   1997*++        1996         1995          1994        1993
-----------------------------------------------------------------------------------------------------------------------------------
                                                  (unaudited)
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ........     $    9.46        $  9.78      $  9.62      $  9.37      $  10.20     $  10.01
                                                  ----------       -------      -------      -------       --------    --------
Net investment income .......................          0.35           0.74         0.78         0.77          0.74         0.77
Net realized and unrealized gain (loss) .....         (0.11)          (0.15)       0.10         0.20         (0.80)        0.20
                                                  ----------       --------     -------      -------       --------    --------
Total from investment operations ............          0.24           0.59         0.88         0.97         (0.06)        0.97
                                                  ----------       --------     -------      -------       --------    --------
Less dividends and distributions from:
 Net investment income ......................         (0.34)          (0.91)       (0.72)       (0.72)       (0.64)       (0.73)
 Net realized gain ..........................            --              --           --           --        (0.01)       (0.05)
 Paid-in-capital ............................            --              --           --           --        (0.12)          --
                                                  ----------       --------     --------     --------      --------    --------
Total dividends and distributions ...........         (0.34)          (0.91)       (0.72)       (0.72)       (0.77)       (0.78)
                                                  ----------       --------     --------     --------      --------    --------
Net asset value, end of period ..............     $    9.36        $   9.46     $   9.78     $   9.62     $   9.37     $  10.20
                                                  ==========       ========     ========     ========      ========    ========
TOTAL INVESTMENT RETURN+ ....................          2.58%(1)        6.46%        9.49%       10.76%       (0.69)%      10.00%

RATIOS TO AVERAGE NET ASSETS:
Expenses ....................................          1.37%(2)        1.40%        1.42%        1.44%        1.51%        1.58%(3)
Net investment income .......................          7.56%(2)        7.90%        8.38%        8.30%        7.91%        7.92%(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .....     $ 987,378        $915,899     $745,581     $542,544     $407,038     $167,137
Portfolio turnover rate .....................            63%(1)         104%          82%          87%          60%         117%

-------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) If the Fund had borne all expenses that were assumed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 1.66% and 7.84%, respectively.


                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
FINANCIAL HIGHLIGHTS, continued

                                                                              FOR THE PERIOD
                                                          FOR THE SIX         JULY 28, 1997*
                                                         MONTHS ENDED            THROUGH
                                                       APRIL 30, 1998++     OCTOBER 31, 1997++
                                                      ------------------   -------------------
                                                          (unaudited)
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ..............       $   9.46              $   9.40
                                                          --------              --------
Net investment income .............................           0.38                  0.22
Net realized and unrealized gain (loss) ...........          (0.11)                 0.04
                                                          --------              --------
Total from investment operations ..................           0.27                  0.26
                                                          --------              --------
Less dividends from net investment income .........          (0.37)                (0.20)
                                                          --------              --------
Net asset value, end of period ....................       $   9.36              $   9.46
                                                          ========              ========
TOTAL INVESTMENT RETURN+ ..........................           2.90%(1)              2.74%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................           0.75%(2)              0.85%(2)
Net investment income .............................           8.24%(2)              8.98%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........       $ 10,889              $  4,933
Portfolio turnover rate ...........................             63%(1)               104%

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ..............       $   9.45              $   9.40
                                                          --------              --------
Net investment income .............................           0.36                  0.20
Net realized and unrealized gain (loss) ...........          (0.12)                 0.04
                                                          --------              --------
Total from investment operations ..................           0.24                  0.24
                                                          --------              --------
Less dividends from net investment income .........          (0.34)                (0.19)
                                                          --------              --------
Net asset value, end of period ....................       $   9.35              $   9.45
                                                          ========              ========
TOTAL INVESTMENT RETURN+ ..........................           2.60%(1)              2.52%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................           1.37%(2)              1.44%(2)
Net investment income .............................           7.63%(2)              8.17%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........       $ 10,255              $  3,773
Portfolio turnover rate ...........................             63%(1)               104%

--------------
*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                              FOR THE PERIOD
                                                          FOR THE SIX         JULY 28, 1997*
                                                         MONTHS ENDED            THROUGH
                                                       APRIL 30, 1998++     OCTOBER 31, 1997++
----------------------------------------------------------------------------------------------
                                                          (unaudited)
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ..............       $   9.45              $   9.40
                                                          --------              --------
Net investment income .............................           0.40                  0.23
Net realized and unrealized gain (loss) ...........          (0.11)                 0.02
                                                          --------              --------
Total from investment operations ..................           0.29                  0.25
                                                          --------              --------
Less dividends from net investment income .........          (0.38)                (0.20)
                                                          --------              --------
Net asset value, end of period ....................       $   9.36              $   9.45
                                                          ========              ========
TOTAL INVESTMENT RETURN+ ..........................           3.12%(1)              2.69%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................           0.52%(2)              0.59%(2)
Net investment income .............................           8.51%(2)              9.26%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........       $    317              $     99
Portfolio turnover rate ...........................             63%(1)               104%

--------------
*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Peter M. Avelar
Vice President

Rajesh K. Gupta
Vice President

Anne Pickrell
Vice President

Peter J. Seeley
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.




DEAN WITTER
DIVERSIFIED
INCOME TRUST



[Graphic]



SEMIANNUAL REPORT
APRIL 30, 1998